Investments in associates (Tables)	6 Months Ended
Jun. 30, 2020
Investments accounted for using equity method [abstract]
Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2020			2019
Million US dollar	AB InBev Efes	Castel	Efes	AB InBev Efes	Castel	Efes
Balance at 1 January	1 132	3 239	451	1 159	3 279	479
Effect of movements in foreign exchange	—	(10)	(60)	—	(18)	(39)
Acquisitions	—	—	—	—	—	—
Dividends received	—	(19)	—	(14)	(88)	(15)
Share of results of associates	(19)	38	4	(10)	56	(5)

Balance at 30 June	1 113	3 248	395	1 135	3 229	420